NOTES PAYABLE (Details) - Convertible Debt - USD ($)	Aug. 31, 2018	May 31, 2018	May 31, 2017
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	$ 1,275,000	$ 1,380,000	$ 310,000
Less: Discount	(982,098)	(1,295,527)	(57,644)
Convertible Notes Payable, Net of Discounts	292,902	84,473	252,356
Convertible Notes Payable, Net of Discounts, Current Portion	0	43,401	252,356
Convertible Notes Payable, Net of Discounts, Long-term Portion	292,902	41,072	0
Related Party Debt [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		68,750	192,000
Less: Discount		(65,918)	0
Convertible Notes Payable, Net of Discounts		2,832	192,000
Convertible Notes Payable, Net of Discounts, Current Portion		2,832	0
Convertible Notes Payable, Net of Discounts, Long-term Portion		0	192,000
Convertible Debt [Member] | Binder Convertible Notes 4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	72,000
Convertible Debt [Member] | Newcan Convertible Note 1 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	120,000
Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Binder Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Newcan Convertible Note 4 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Newcan Convertible Note 5 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Newcan Convertible Note 7 [Member] | Director [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Lamadrid Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	31,250
Convertible Debt [Member] | Lamadrid Note [Member] | President and Chief Financial Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		31,250	0
Convertible Debt [Member] | Binder Convertible Note 9 [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	37,500
Convertible Debt [Member] | Binder Convertible Note 9 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		37,500	0
Convertible Debt [Member] | April 2015 Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	100,000
Convertible Debt [Member] | Old Main 8% Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	210,000
Convertible Debt [Member] | Firstfire Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross		0	0
Convertible Debt [Member] | Darling Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	550,000	0
Convertible Debt [Member] | Efrat Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	0	55,000	0
Convertible Debt [Member] | YA II PN Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	750,000	750,000	0
Convertible Debt [Member] | Lasky Note [Member]
NOTES PAYABLE (Details) - Convertible Debt [Line Items]
Convertible Notes Payable, Gross	$ 25,000	$ 25,000	$ 0